Inventories (Tables)	12 Months Ended
Jul. 31, 2021
Inventory Disclosure [Abstract]
Schedule Of Inventory

	2021	2020
	$m	$m
Goods purchased for resale	3,607	3,089
Inventory provisions	(181)	(209)
Net inventories	3,426	2,880